Distribution Date: Apr 25, 2007
DISTRIBUTION PACKAGE
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
EMC Mortgage Corp
April 25, 2007
March 30, 2007
March 01, 2007
Bear Stearns & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report (No Prepayments)

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
Distribution Date:
25-Apr-07
Accrual Period: Begin End
Determination Date 16-Apr-07 Offered Certificates 3/1/2007 3/31/2007
Record Date: Offered Certificates 30-Mar-07
Payment Detail
Pass
Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Class Principal Amount
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
A-1 6.00000% $530,733,000.00 $530,733,000.00 $10,739,593.84 $2,653,450.99 $13,393,044.83 $0.00 $519,993,406.16
A-2 6.00000% $45,842,000.00 $45,842,000.00 $0.00 $229,191.52 $229,191.52 $0.00 $45,842,000.00
A-3 6.00000% $30,000,000.00 $30,000,000.00 $0.00 $149,987.90 $149,987.90 $0.00 $30,000,000.00
A-4 5.50000% $25,000,000.00 $25,000,000.00 $0.00 $114,574.09 $114,574.09 $0.00 $25,000,000.00
A-5 5.50000% $8,510,000.00 $8,510,000.00 $0.00 $39,001.02 $39,001.02 $0.00 $8,510,000.00
A-6 5.50000% $4,399,900.00 $4,399,900.00 $0.00 $20,164.58 $20,164.58 $0.00 $4,399,900.00
A-7* 6.00000% $3,159,158.33 $3,159,158.33 $0.00 $15,794.52 $15,794.52 $0.00 $3,159,158.33
B-1 6.00000% $10,867,000.00 $10,867,000.00 $5,922.06 $54,330.62 $60,252.68 $0.00 $10,861,077.94
B-2 6.00000% $5,432,000.00 $5,432,000.00 $2,960.21 $27,157.81 $30,118.02 $0.00 $5,429,039.79
B-3 6.00000% $3,396,000.00 $3,396,000.00 $1,850.68 $16,978.63 $18,829.31 $0.00 $3,394,149.32
B-4 6.00000% $3,395,000.00 $3,395,000.00 $1,850.13 $16,973.63 $18,823.76 $0.00 $3,393,149.87
B-5 6.00000% $2,378,000.00 $2,378,000.00 $1,295.91 $11,889.04 $13,184.95 $0.00 $2,376,704.09
B-6 6.00000% $1,699,453.19 $1,699,453.19 $913.69 $8,496.58 $9,410.27 $12.45 $1,698,527.05
X* 0.21984% $679,112,101.82 $679,112,101.82 $0.00 $124,413.04 $124,413.04 $0.00 $668,342,788.43
PO N/A $7,459,648.63 $7,459,648.63 $14,814.42 $0.00 $14,814.42 $0.00 $7,444,834.21
R-1 6.00000% $50.00 $50.00 $50.00 $0.25 $50.25 $0.00 $0.00
R-2 6.00000% $50.00 $50.00 $50.00 $0.25 $50.25 $0.00 $0.00
TOTAL: $679,112,101.82 $679,112,101.82 $10,769,300.94 $3,482,404.47 $14,251,705.41 $12.45 $668,342,788.43
*Notional Balance
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized
Ending
Cumulative
Class
Cusip
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
Losses
A-1 74162FAA3 $1,000.00000000 20.23539867 4.99959677 25.23499543 0.00000000 $979.76460133 $0.00
A-2 74162FAB1 $1,000.00000000 0.00000000 4.99959688 4.99959688 0.00000000 $1,000.00000000 $0.00
A-3 74162FAC9 $1,000.00000000 0.00000000 4.99959667 4.99959667 0.00000000 $1,000.00000000 $0.00
A-4 74162FAD7 $1,000.00000000 0.00000000 4.58296360 4.58296360 0.00000000 $1,000.00000000 $0.00
A-5 74162FAE5 $1,000.00000000 0.00000000 4.58296357 4.58296357 0.00000000 $1,000.00000000 $0.00
A-6 74162FAF2 $1,000.00000000 0.00000000 4.58296325 4.58296325 0.00000000 $1,000.00000000 $0.00
A-7* 74162FAG0 $1,000.00000000 0.00000000 4.99959747 4.99959747 0.00000000 $1,000.00000000 $0.00
B-1 74162FAH8 $1,000.00000000 0.54495813 4.99959694 5.54455507 0.00000000 $999.45504187 $0.00
B-2 74162FAJ4 $1,000.00000000 0.54495766 4.99959683 5.54455449 0.00000000 $999.45504234 $0.00
B-3 74162FAK1 $1,000.00000000 0.54495878 4.99959658 5.54455536 0.00000000 $999.45504122 $0.00
B-4 74162FAQ8 $1,000.00000000 0.54495729 4.99959647 5.54455376 0.00000000 $999.45504271 $0.00
B-5 74162FAR6 $1,000.00000000 0.54495795 4.99959630 5.54455425 0.00000000 $999.45504205 $0.00
B-6 74162FAS4 $1,000.00000000 0.53763764 4.99959637 5.53723401 0.00732589 $999.45503648 $12.45
X* 74162FAL9 $1,000.00000000 0.00000000 0.18319956 0.18319956 0.00000000 $984.14206821 $0.00
PO 74162FAM7 $1,000.00000000 1.98594072 0.00000000 1.98594072 0.00000000 $998.01405928 $0.00
R-1 74162FAN5 $1,000.00000000 1000.00000000 5.00000000 1005.00000000 0.00000000 $0.00000000 $0.00
R-2 74162FAP0 $1,000.00000000 1000.00000000 5.00000000 1005.00000000 0.00000000 $0.00000000 $0.00
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
REVISED

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
REVISED
Interest Detail:
Interest
Previous
Total
Current
Non-Supported
Relief
Cumulative
Net WAC
Accrued @
Unpaid Interest
Interest
Unpaid Interest
Interest
Act
Unpaid Interest
Class
Rate
Net WAC Rate
Shortfalls
Paid
Shortfalls
Shortfalls
Reductions
Shortfall
A-1 6.000000% $2,653,665.00 $0.00 $2,653,450.99 $0.00 $0.00 $214.01 $0.00
A-2 6.000000% $229,210.00 $0.00 $229,191.52 $0.00 $0.00 $18.48 $0.00
A-3 6.000000% $150,000.00 $0.00 $149,987.90 $0.00 $0.00 $12.10 $0.00
A-4 5.500000% $114,583.33 $0.00 $114,574.09 $0.00 $0.00 $9.24 $0.00
A-5 5.500000% $39,004.17 $0.00 $39,001.02 $0.00 $0.00 $3.15 $0.00
A-6 5.500000% $20,166.21 $0.00 $20,164.58 $0.00 $0.00 $1.63 $0.00
A-7* 6.000000% $15,795.79 $0.00 $15,794.52 $0.00 $0.00 $1.27 $0.00
B-1 6.000000% $54,335.00 $0.00 $54,330.62 $0.00 $0.00 $4.38 $0.00
B-2 6.000000% $27,160.00 $0.00 $27,157.81 $0.00 $0.00 $2.19 $0.00
B-3 6.000000% $16,980.00 $0.00 $16,978.63 $0.00 $0.00 $1.37 $0.00
B-4 6.000000% $16,975.00 $0.00 $16,973.63 $0.00 $0.00 $1.37 $0.00
B-5 6.000000% $11,890.00 $0.00 $11,889.04 $0.00 $0.00 $0.96 $0.00
B-6 6.000000% $8,497.27 $0.00 $8,496.58 $0.00 $0.00 $0.69 $0.00
X* 0.219839% $124,413.04 $0.00 $124,413.04 $0.00 $0.00 $0.00 $0.00
R-1 6.000000% $0.25 $0.00 $0.25 $0.00 $0.00 $0.00 $0.00
R-2 6.000000% $0.25 $0.00 $0.25 $0.00 $0.00 $0.00 $0.00
TOTAL: $3,482,675.31 $0.00 $3,482,404.47 $0.00 $0.00 $270.84 $0.00
* All interest calculated on a 30/360 Basis

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
REVISED
Principal Distributions and Mortgage Loan Balance:
Certificate principal percentages:
Beginning Balance as of 3/1/2007 $679,112,101.82 Senior Percentage 95.955133%
Scheduled Principal $371,050.51 Senior Prepayment Percentage 100.000000%
Prepayments $10,398,262.88 Subordinate Percentage 4.044867%
Liquidation Proceeds $0.00 Subordinate Prepayment Percentage 0.000000%
Subsequent Recoveries $0.00
Insurance Proceeds $0.00
Repurchased Principal $0.00
Reconciliation:
Total Principal Remittance $10,769,313.39
Current Realized Losses $0.00 Available funds deposited to the Collection Account (A):
Ending Balance as of 3/31/2007 $668,342,788.43 Aggregate Servicer remittance
$14,254,535.04
$14,254,535.04
Cumulative Realized Losses $0.00
Distributions (B):
Trustee fee withdrawn from the Certificate Account
$2,829.63
Total Interest distributed from the Certificate Account $3,482,404.47
Scheduled Interest and reductions from:
Total Principal distributed from the Certificate Account $10,769,300.94
Total Amount withdrawn/distributed from the Certificate Account $14,254,535.04
Scheduled Interest $3,627,369.23
Less Servicing Fee $141,481.79 (A)-(B): $0.00
Less LPMI Fee $394.96
Less Net Prepayment Interest Shortfall $0.00
Less Relief Act Interest Shortfall $270.83
Step-Down Test Conditions:
Less Reimbursements to the Trustee $0.00 Relevant information:
Less Reimbursements to the Custodian $0.00 A) Outstanding Balance of 60+ days delinq, Foreclosures and REOs (avg. over six preceding periods) $0.00
Less Trustee Fee $2,829.63 B) Current Certificate Balance of the Subordinate Certificates $27,167,453.19
Total Interest Distribution $3,482,392.02 C) Delinquency Rate (A/B) 0.00000%
D) Applicable Limit 50.00%
Miscellaneous:
E) Cummulative Realized Losses to date $0.00
F) Original Certificate Balance of the Subordinate Certificates $27,167,453.19
Cumulative Repurchase Count 0.00 G) Cummulative Realized Loss Percentage (E/F) 0.00%
Cumulative Repurchase Principal $0.00 H) Percentage of Original Subordinate Certificate Balance 100%
Cumulative Substitution Count 0.00
Cumulative Substitution Principal $0.00
A Senior Step Down will occur if either (1) or (2) is True:
1) The Delinquency Rate is not equal to or greater than Applicable Percentage (C >= D)
NO
Current Monthly Servicing Advances $2,678,820.33 2) The Cumm. Realized Loss %tage does not exceed the %tage of Original Subordinate Certificate Balance (G<H) NO
Cumulative Monthly Servicing Advances Outstanding $0.00
NO
Average Loss Severity Percentage 0.00%
Compensating Interest Payment $0.00
Account Activity

Distribution Date: Apr 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
679,112,101.48
10,769,313.39
0.00
668,342,788.43
371,050.51
9,833,923.07
564,339.81
0.00
0.00
10,769,313.39
3,627,369.23
141,876.75
0.00
270.83
0.00
0.00
0.00
3,485,221.65
0.00
0.00
14,254,535.04
1,273
1,256
0.9841420687
6.40961%
6.15391%
6.15391%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
141,481.79
394.96
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance
%
0K to 99.99K
39 2,828,561.67 0.42%
100K to 199.99K
112 16,851,310.05 2.52%
200K to 299.99K
79 19,627,527.49 2.94%
300K to 399.99K
44 15,281,202.98 2.29%
400K to 499.99K
289 134,233,968.75 20.08%
500K to 599.99K
309 169,345,325.38 25.34%
600K to 699.99K
179 114,949,108.20 17.20%
700K to 799.99K
60 44,825,262.75 6.71%
800K to 899.99K
41 34,340,618.76 5.14%
900K to 999.99K
52 50,425,575.13 7.54%
1000K to 1099.99K
18 18,573,184.08 2.78%
1100K to 1199.99K
8 9,316,578.22 1.39%
1200K to 1299.99K
7 8,682,217.42 1.30%
1300K to 1399.99K
8 10,750,765.09 1.61%
1400K to 1499.99K
6 8,827,692.11 1.32%
1500K to 1599.99K
2 3,021,383.77 0.45%
1800K to 1899.99K
1 1,809,993.75 0.27%
1900K to 1999.99K
1 1,912,782.48 0.29%
2700K to 2799.99K
1 2,739,730.35 0.41%
Total
1,256
668,342,788.43
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1800K to 1899.99K 1900K to 1999.99K 2700K to 2799.99K
Balance

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
3 2,263,777.66 0.34%
5.50% - 5.99%
119 69,782,125.75 10.44%
6.00% - 6.49%
573 341,614,408.66 51.11%
6.50% - 6.99%
414 206,675,723.54 30.92%
7.00% - 7.49%
90 32,670,421.89 4.89%
7.50% - 7.99%
49 14,106,685.51 2.11%
8.00% - 8.49%
8 1,229,645.42 0.18%
Total
1,256
668,342,788.43
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.41%
Count
Balance ($)
%
Condominium
68 27,642,344.21 4.14%
Cooperative
6 1,749,333.77 0.26%
High Rise Condo
1 631,657.35 0.09%
Multifamily
22 7,835,292.56 1.17%
Planned Unit Developmen
327 190,102,226.75 28.44%
Single Family
827 437,567,213.52 65.47%
Townhouse
5 2,814,720.27 0.42%
Total
1,256
668,342,788.43
100.00%
Property Type
Type
Count
Balance ($)
%
2003
1 474,304.95 0.07%
2005
4 1,565,552.52 0.23%
2006
160 84,755,674.58 12.68%
2007
1,091 581,547,256.38 87.01%
Total
1,256
668,342,788.43
100.00%
Year of First Payment Date
Year

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
15.00%-19.99%
4 1,020,875.34 0.15%
20.00%-24.99%
3 2,351,197.51 0.35%
25.00%-29.99%
6 3,746,628.67 0.56%
30.00%-34.99%
7 3,725,249.33 0.56%
35.00%-39.99%
14 6,334,575.59 0.95%
40.00%-44.99%
20 12,158,652.03 1.82%
45.00%-49.99%
35 20,595,696.51 3.08%
50.00%-54.99%
46 28,767,417.66 4.30%
55.00%-59.99%
66 41,608,516.43 6.23%
60.00%-64.99%
85 42,012,527.72 6.29%
65.00%-69.99%
109 68,057,968.30 10.18%
70.00%-74.99%
160 92,140,546.64 13.79%
75.00%-79.99%
212 122,261,495.18 18.29%
80.00%-84.99%
390 198,521,954.53 29.70%
85.00%-89.99%
27 6,554,851.89 0.98%
90.00%-94.99%
38 10,357,841.60 1.55%
95.00%-99.99%
32 7,964,316.14 1.19%
100.0%-105.0%
2 162,477.36 0.02%
Total
1,256
668,342,788.43
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 71
Count
Balance ($)
%
217 - 240
8 2,710,688.60 0.41%
289 - 312
3 1,244,693.53 0.19%
313 - 336
2 983,531.28 0.15%
337 - 360
1,243 663,403,875.02 99.26%
Total
1,256
668,342,788.43
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
217 - 240
8 2,710,688.60 0.41%
289 - 312
2 770,388.58 0.12%
313 - 336
1 423,042.60 0.06%
337 - 360
1,237 660,608,052.89 98.84%
457 - 480
8 3,830,615.76 0.57%
Total
1,256
668,342,788.43
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
217 - 240
8 2,710,688.60 0.41%
289 - 312
2 770,388.58 0.12%
313 - 336
1 423,042.60 0.06%
337 - 360
1,245 664,438,668.65 99.42%
Total
1,256
668,342,788.43
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
ALABAMA
3 1,162,784.74 0.17%
ARIZONA
46 23,522,418.02 3.52%
ARKANSAS
3 898,682.09 0.13%
CALIFORNIA
343 197,650,643.31 29.57%
COLORADO
34 19,917,090.70 2.98%
CONNECTICUT
12 6,015,980.02 0.90%
DELAWARE
2 1,218,401.23 0.18%
DISTRICT OF COLUMBIA
19 13,382,980.03 2.00%
FLORIDA
53 23,652,263.72 3.54%
GEORGIA
28 17,617,874.29 2.64%
HAWAII
5 3,307,978.74 0.49%
IDAHO
5 3,058,555.37 0.46%
ILLINOIS
65 36,584,168.94 5.47%
INDIANA
8 2,607,663.29 0.39%
IOWA
2 254,788.83 0.04%
KANSAS
1 934,943.66 0.14%
KENTUCKY
8 2,379,511.98 0.36%
LOUISIANA
2 295,549.46 0.04%
MAINE
2 613,825.21 0.09%
MARYLAND
137 80,003,924.02 11.97%
MASSACHUSETTS
30 13,901,070.37 2.08%
MICHIGAN
12 7,413,933.43 1.11%
MINNESOTA
18 10,828,516.57 1.62%
MISSOURI
10 3,714,250.89 0.56%
MONTANA
2 3,261,480.35 0.49%
NEBRASKA
1 130,522.43 0.02%
NEVADA
12 6,857,866.70 1.03%
NEW HAMPSHIRE
1 88,267.53 0.01%
NEW JERSEY
25 12,094,440.33 1.81%
NEW MEXICO
4 1,924,749.71 0.29%
NEW YORK
15 7,585,095.09 1.13%
NORTH CAROLINA
24 11,391,016.72 1.70%
OHIO
26 7,886,963.29 1.18%
OKLAHOMA
2 239,525.34 0.04%
OREGON
11 4,155,224.15 0.62%
PENNSYLVANIA
22 7,642,280.89 1.14%
RHODE ISLAND
7 2,623,232.51 0.39%
SOUTH CAROLINA
10 3,678,272.92 0.55%
TENNESSEE
5 2,423,836.31 0.36%
TEXAS
70 34,658,316.59 5.19%
UTAH
11 6,333,450.59 0.95%
VERMONT
5 1,542,792.88 0.23%
VIRGINIA
111 60,656,337.10 9.08%
WASHINGTON
38 20,625,593.40 3.09%
WEST VIRGINIA
1 112,145.76 0.02%
WISCONSIN
5 1,493,578.93 0.22%
Total
1,256
668,342,788.43
100.00%
Geographic Distribution by State
State

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
MARYLAND
VIRGINIA
ILLINOIS
TEXAS
FLORIDA
ARIZONA
WASHINGTON
COLORADO
GEORGIA
MASSACHUSETTS
DISTRICT OF
COLUMBIA
NEW JERSEY
NORTH CAROLINA
MINNESOTA
OHIO
PENNSYLVANIA
NEW YORK
MICHIGAN
NEVADA
UTAH
CONNECTICUT
OREGON
MISSOURI
SOUTH CAROLINA
HAWAII
MONTANA
IDAHO
RHODE ISLAND
INDIANA
TENNESSEE
KENTUCKY
NEW MEXICO
VERMONT
WISCONSIN
DELAWARE
ALABAMA
KANSAS
ARKANSAS
MAINE
LOUISIANA
IOWA
OKLAHOMA
NEBRASKA
WEST VIRGINIA
NEW HAMPSHIRE
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,256
667,950,195.63
99.25%
668,195,894.25
7
5,064,289.15
0.75%
5,070,901.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,263
673,014,484.78
673,266,795.37
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,256
667,950,195.63
99.25%
668,195,894.25
7
5,064,289.15
0.75%
5,070,901.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,263
673,014,484.78
100.00%
673,266,795.37
Current
30 - 59
days
Current 99.2%
30 - 59 days 0.8%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 5,064,289.15 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
7
5,064,289.15
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
7
5,064,289.15
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
7
5,064,289.15
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
April 2007
Count
Balance ($)
30 - 59 days
7 5,064,289.15
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Apr 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
16.91%
10,398,262.88
Life CPR
16.91%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Apr 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
REO LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
17 10,104,600.00 9,833,923.07 0.00 679,112,101.48
1.45%
98.55%
1
Prepayment 1.45%
Liquidation 0.00%
Beginning Balance 98.55%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
16974925 620,000.00 618,349.89 617,793.77 0.00 0.00 0.00 Voluntary PIF 03/09/2007 556.12 6.625% 0.00
16974936 658,000.00 417,000.00 415,669.48 0.00 0.00 0.00 Voluntary PIF 03/26/2007 1,330.52 6.625% 0.00
16975024 453,000.00 451,879.53 451,501.67 0.00 0.00 0.00 Voluntary PIF 03/16/2007 377.86 7.000% 0.00
16975025 625,000.00 623,415.72 622,881.56 0.00 0.00 0.00 Voluntary PIF 03/30/2007 534.16 6.875% 0.00
16975027 581,500.00 580,061.70 579,576.66 0.00 0.00 0.00 Voluntary PIF 04/09/2007 485.04 7.000% 0.00
16975029 458,000.00 456,867.15 456,485.12 0.00 0.00 0.00 Voluntary PIF 04/12/2007 382.03 7.000% 0.00
16975119 767,700.00 767,700.00 767,700.00 0.00 0.00 0.00 Voluntary PIF 03/15/2007 0.00 6.375% 0.00
16975124 745,000.00 742,918.93 742,217.86 0.00 0.00 0.00 Voluntary PIF 04/03/2007 701.07 6.375% 0.00
16975133 481,500.00 480,187.07 479,744.67 0.00 0.00 0.00 Voluntary PIF 04/11/2007 442.40 6.500% 0.00
17015614 136,500.00 136,500.00 136,500.00 0.00 0.00 0.00 Voluntary PIF 03/26/2007 0.00 6.250% 0.00
16807474 305,000.00 303,130.54 302,857.43 0.00 0.00 0.00 Voluntary PIF 03/07/2007 273.11 6.750% 0.00
16974785 527,000.00 524,576.30 524,108.93 0.00 0.00 0.00 Voluntary PIF 04/12/2007 467.37 6.750% 0.00
16974802 640,000.00 639,998.99 639,998.98 0.00 0.00 0.00 Voluntary PIF 03/02/2007 0.01 6.500% 0.00
16974815 514,400.00 514,074.29 514,072.56 0.00 0.00 0.00 Voluntary PIF 03/21/2007 1.73 6.375% 0.00
16974891 642,000.00 640,412.05 639,876.55 0.00 0.00 0.00 Voluntary PIF 04/13/2007 535.50 7.000% 0.00
16974896 700,000.00 698,044.63 697,385.90 0.00 0.00 0.00 Voluntary PIF 03/29/2007 658.73 6.375% 0.00
16974914 1,250,000.00 1,246,673.15 1,245,551.93 0.00 0.00 0.00 Voluntary PIF 04/10/2007 1,121.22 6.625% 0.00
Total:
17
10,104,600.00
9,841,789.94
7,866.87
9,833,923.07
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Apr 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #